Condensed Consolidated Statement of Changes in Stockholders Equity (Deficit) (Unaudited) - USD ($)	Total	Common Stock	Additional Paid In Capital	Accumulated Deficit
Balance, Shares at Jan. 01, 2020		443,553
Balance, Amount at Jan. 01, 2020	$ 489,870	$ 4,436	$ 501,071	$ (15,636)
Shares Issued To Acquire Fixed Assets, Shares		4,434,864
Shares Issued To Acquire Fixed Assets, Amount	4,786,110	$ 44,349	4,741,761
Net Income/loss	10,641	$ 0	0	10,641
Balance, Shares at Mar. 31, 2020		4,878,417
Balance, Amount at Mar. 31, 2020	5,286,620	$ 48,784	5,242,832	(4,995)
Net Income/loss	584,394	$ 0	0	584,394
Balance, Shares at Jun. 30, 2020		4,878,417
Balance, Amount at Jun. 30, 2020	5,560,905	$ 48,784	5,242,832	269,290
Net Income/loss	16,469			16,469
Balance, Shares at Sep. 30, 2020		4,878,417
Balance, Amount at Sep. 30, 2020	647,773	$ 35,613	628,349	(16,189)
Distribution as of December 31, 2021	(310,280)			(310,280)
Balance, Shares at Dec. 31, 2020		29,270,502
Balance, Amount at Dec. 31, 2020	5,286,621	$ 292,705	4,998,911	(4,995)
Net Income/loss	118,282			118,282
Balance, Shares at Mar. 31, 2021		29,270,502
Balance, Amount at Mar. 31, 2021	5,404,903	$ 292,705	4,998,911	113,287
Balance, Shares at Dec. 31, 2020		29,270,502
Balance, Amount at Dec. 31, 2020	5,286,621	$ 292,705	4,998,911	(4,995)
Net Income/loss	584,394
Balance, Shares at Dec. 31, 2021		4,878,417
Balance, Amount at Dec. 31, 2021	5,560,906	$ 48,783	5,242,832	269,291
Balance, December 31, 2021 After 1/6 Split. 100,000,000 Authorized at Dec. 31, 2021		4,878,417
Balance, December 31, 2021 After 1/6 Split. 100,000,000 Authorized At 0.001. Amount at Dec. 31, 2021	5,560,906	$ 48,784	5,286,738	269,290
Balance, Shares at Jan. 01, 2021		29,270,502
Balance, Amount at Jan. 01, 2021	5,286,621	$ 292,705	4,998,911	(4,995)
Net Income/loss	123,333			123,333
Balance, Shares at Mar. 31, 2021		29,270,502
Balance, Amount at Mar. 31, 2021	5,404,903	$ 292,705	4,998,911	113,287
Net Income/loss	265,482			265,482
Balance, Shares at Jun. 30, 2021		29,270,502
Balance, Amount at Jun. 30, 2021	5,675,436	$ 292,705	4,998,911	383,820
Balance, Shares at Sep. 30, 2021		29,270,502
Balance, Amount at Sep. 30, 2021	5,830,610	$ 292,705	4,998,911	538,994
Net Income/loss	42,228			40,576
Distribution	310,280			310,280
Balance, Shares at Dec. 31, 2021		4,878,417
Balance, Amount at Dec. 31, 2021	5,560,906	$ 48,783	5,242,832	269,291
Balance, December 31, 2021 After 1/6 Split. 100,000,000 Authorized at Dec. 31, 2021		4,878,417
Balance, December 31, 2021 After 1/6 Split. 100,000,000 Authorized At 0.001. Amount at Dec. 31, 2021	5,560,906	$ 48,784	5,286,738	269,290
Net Income/loss	376,699	$ 0	0	376,699
Balance, Shares at Mar. 31, 2022		4,878,417
Balance, Amount at Mar. 31, 2022	$ 5,937,605	$ 48,783	$ 5,242,832	$ 645,990